Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2011	2010	2009
Income before taxes on income:
Domestic	$95,226	$160,749	$186,444
Foreign	8,778	38,612	60,886
	$104,004	$199,361	$247,330

Schedule Of Taxes On Income

	Year ended December 31,
	2011	2010	2009
Taxes on income:
Current taxes:
Domestic	$13,896	$26,842	$30,006
Foreign	1,328	16,616	15,350
	15,224	43,458	45,356
Adjustment for previous years:
Domestic	2,009	(3,889)	(6,491)
Foreign	(2,308)	1,885	91
	(299)	(2,004)	(6,400)
Deferred income taxes:
Domestic	(2,861)	(10,303)	(3,763)
Foreign	1,560	(7,114)	2,916
	(1,301)	(17,417)	(847)
	$13,624	$24,037	$38,109

Schedule Of Uncertain Tax Positions

	2011	2010
Balance at the beginning of the year	$48,791	$33,348
Additions related to interest	405	1,801
Additions based on tax positions taken during a prior period	5,336	6,022
Reduction related to tax positions taken during a prior period	(3,746)	(4,252)
Reductions related to settlement of tax matters	(4,684)	(1,508)
Additions based on tax positions taken during the current period	8,305	6,862
Reduction related to a lapse of applicable statute of limitation	(1,224)	-
Additions related to acquisitions	-	6,518
Balance at the end of the year	$53,183	$48,791

Schedule Of Deferred Income Taxes

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$20,650	$15,939	$4,711
Inventory allowances	6,328	6,328	-
Property, plant and equipment	2,421	1,087	1,334
Other assets	22,415	10,242	12,173
Net operating loss carry forwards	20,881	1,667	19,214
	72,695	35,263	37,432
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	71,393	35,263	36,130

Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(16,024)	-	(16,024)
Reserves and allowances	24,419	-	24,419
	(31,991)	-	(31,991)
Net deferred tax assets	$39,402	$35,263	$4,139

As of December 31, 2010
Deferred tax assets:
Reserves and allowances	$26,992	$19,776	$7,216
Inventory allowances	4,251	4,251	-
Property, plant and equipment	4,858	1,187	3,671
Other	4,530	2,116	2,414
Net operating loss carry forwards	18,684	2,093	16,591
	59,315	29,423	29,892
Valuation allowance	(160)	(160)	-
Net deferred tax assets	59,155	29,263	29,892

Deferred tax liabilities:
Intangible assets	(48,610)	-	(48,610)
Property, plant and equipment	(12,463)	-	(12,463)
Reserves and allowances	25,833	-	25,833
	(35,240)	-	(35,240)
Net deferred tax assets (liabilities)	$23,915	$29,263	$(5,348)

(1) The current deferred tax asset is included in other receivables and prepaid expenses.
(2) The non-current deferred tax asset is included in deferred income taxes, net.
(3) The non-current deferred tax liability is included in deferred income and tax liabilities, net.

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2011	2010	2009
Income before taxes as reported in the consolidated statements of income	$104,004	$199,361	$247,330
Statutory tax rate	24%	25%	26%
Theoretical tax expense	$24,961	$49,840	$64,306
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits (*)	(11,451)	(20,528)	(31,712)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,721	5,382	5,663
Changes in carry-forward losses and valuation allowance	(125)	(8,066)	(1,506)
Increase in taxes resulting from non-deductible expenses	1,105	3,020	3,133
Difference in basis of measurement for financial reporting and tax return purposes	(2,375)	(3,370)	4,124
Taxes in respect of prior years (**)	(274)	(2,003)	(6,400)
Other differences, net	(938)	(238)	501
Actual tax expenses	$13,624	$24,037	$38,109
Effective tax rate	13.10%	12.06%	15.4%
(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises
Basic	$0.27	$0.48	$0.75
Diluted	$0.27	$0.47	$0.74

(**) Taxes in respect of prior years: